INVESTMENT (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Investment (Textual)
Investment retained shares			2,250,000
Impairment charge	$ 0	$ 1,019,960
Number of common stock issued		2,047,500
Investment, description		Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corporation, together with its 99.9% ownership interest of Qpagos Mexico and Redpag, to Vivi.	Effective December 31, 2019, the Company sold 100% of the outstanding common stock of its subsidiary, Qpagos Corp, together with its 99.9% ownership interest of Qpagos Corporations’ two Mexican entities: QPagos S.A.P.I. de C.V. and Redpag Electrónicos S.A.P.I. de C.V, to Vivi.
Ownership interest percentage			99.90%
Common stock of outstanding percentage			100.00%
Vivi Holdings, Inc [Member]
Investment (Textual)
Number of common stock issued		2,250,000
Andrey Novikov[Member]
Investment (Textual)
Number of common stock issued		56,250
Joseph W [Member]
Investment (Textual)
Number of common stock issued		33,750
Mr. Gaston Pereira [Member]
Investment (Textual)
Number of common stock issued		112,500